Revenue Recognition (Details) - Customer For Which Company has Control of Transfer of Equipment [Member] - Product [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Revenue Recognition (Details) [Line Items]
Product revenue related to contracts with customers	$ 609,860
Trade Accounts Receivable [Member]
Revenue Recognition (Details) [Line Items]
Product revenue related to contracts with customers	320,988
Financing Receivable [Member]
Revenue Recognition (Details) [Line Items]
Discounted amount for equipment	$ 288,872